Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per Ordinary Share (USD)
Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	Unaudited 6 months ended June 30,
Earnings / (loss) per share	2024	2023
Net loss (USD'000)	(10,758)	(875)
Effect of potentially dilutive instruments on net earnings (USD'000)	n/a	n/a
Net loss after effect of potentially dilutive instruments (USD'000)	(10,758)	(875)
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	21,199,165	7,501,500
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	21,199,165	7,501,500
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	(0.37)	(0.06)
Diluted weighted average loss per share (USD)	(0.37)	(0.06)

F Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,499,700	1,499,700

Net earnings / (loss) per F Share
Basic weighted average loss per share (USD)	(1.87)	(0.29)
Diluted weighted average loss per share (USD)	(1.87)	(0.29)